Real Estate Investments (Tables)	9 Months Ended
Sep. 30, 2012
Real Estate Investments [Abstract]
Assets and Liabilities Assumed

Real estate investments, at cost:
Land	$10,228
Buildings, fixtures and improvements	75,360
Total tangible assets	85,588
Acquired intangibles:
In-place leases	13,262
Total assets acquired, net	98,850
OP Units issued to acquire real estate investments	(6,352)
Cash paid to acquire real estate investments	$92,498
Number of properties acquired	36

Schedule of Real Estate Properties
No. of Buildings		Square Feet		Base Purchase Price(1)
Total Portfolio - September 30, 2012(2)	124		2,198,877		$235,723
Acquisitions	2		14,985		2,258
Total portfolio - October 26, 2012(2)	126		2,213,862		$237,981
(1)	Contract purchase price, excluding acquisition and transaction related costs.
(2)	Total portfolio excludes one vacant property contributed in September 2011 which was classified as held for sale at September 30, 2012. The aggregate square footage and original base purchase price of this contributed vacant property was 3,200 and $1.2 million, respectively.

Schedule of Future Minimum Rental Payments for Operating Leases
Future Minimum Base Rent Payments
October 1, 2012 - December 31, 2012	$4,980
2013	20,228
2014	20,416
2015	20,246
2016	19,858
Thereafter	72,222
$157,950

Schedule of Annualized Rental Income by Major Tenants
Tenant	September 30, 2012	September 30, 2011
Citizens Bank	33.4%	75.0%
John Deere	11.7%	-%
GSA	11.4%	-%
Home Depot	11.2%	25.0%

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
State	September 30, 2012	September 30, 2011
Michigan	14.2%	22.7%
South Carolina	12.4%	25.0%
Ohio	11.8%	20.0%
Iowa	11.7%	*
New York	10.4%	11.7%